Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan (Detail) - The Gold Fields Limited 2005 Share Plan - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Average price
Average price, at beginning of year	$ 7.89	$ 8.89	$ 12.53
Exercised and released		0	0
Forfeited	7.34	8.62	10.61
Average price, at end of year	$ 6.03	$ 7.89	$ 8.89
Restricted Stock
Number of Options
Beginning Balance		1,230,971	4,986,216
Exercised and released		(1,217,700)	(1,857,614)
Forfeited		(13,271)	(214,929)
Ending Balance			1,230,971
Stock Appreciation Rights
Number of Options
Beginning Balance	1,818,261	3,151,728	4,318,909
Forfeited	(793,083)	(1,333,467)	(554,649)
Ending Balance	1,025,178	1,818,261	3,151,728
Average price
Average price, at beginning of year	$ 7.89
Average price, at end of year	$ 6.03	$ 7.89
Sibanye Spin-off
Average price
Forfeited			$ 11.99
Additional shares awarded due to spin-off of Sibanye			$ 10.72
Sibanye Spin-off | Restricted Stock
Number of Options
Forfeited			(2,221,264)
Additional shares awarded due to spin-off of Sibanye			538,562
Sibanye Spin-off | Stock Appreciation Rights
Number of Options
Forfeited			(1,077,878)
Additional shares awarded due to spin-off of Sibanye			465,346